Shareholder Report, Holdings (Details) - C000005458	Dec. 31, 2025
Snowflake
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Vertiv Holdings
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cloudflare
Holdings [Line Items]
Percent of Net Asset Value	0.80%
ROBLOX
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Alnylam Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Ferguson Enterprises
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Cheniere Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Strategy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Insmed
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%